Label	Element	Value
KraneShares Global Carbon ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Global Carbon ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The KraneShares Global Carbon ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, exceeds that of the IHS Markit Global Carbon Index (the ‘‘Index’’) over a complete market cycle.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below
.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from July 29, 2020 to March 31, 2021, the Fund’s portfolio turnover rate was 0% of the average of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The
Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to maintain exposure to carbon credit futures that are substantially the same as those included in the Index and to exceed the performance of the Index through direct or indirect investments in debt instruments.

The Index is designed to measure the performance of a portfolio of liquid carbon credit futures that require “physical delivery” of emission allowances issued under cap and trade regimes. The Index includes only carbon credit futures that mature in December of the next one to two years and that have a minimum average monthly trading volume over the previous six months of at least $10 million. The Index weights eligible carbon credit futures based on their average monthly trading volume during the relevant six-month period, subject to a 5% minimum weight per regime and a 65% maximum weight to any one of the following geographic regions: (1) Europe, the Middle East and Africa, (2) the Americas, and (3) the Asia-Pacific. In addition, no single carbon credit futures contract expiring in a particular year will receive an allocation of less than 5% or more than 60% at the semi-annual rebalancing or annual reconstitution of the Index.

As of June 29, 2021, the Index included carbon credit futures linked to the value of emissions allowances issued under the following cap and trade regimes: the European Union Emissions Trading System; the California Carbon Allowance; and the Regional Greenhouse Gas Initiative cap and trade regimes. As the global carbon credit market grows, additional carbon credit futures, including those linked to the value of the United Kingdom Allowance, are expected to enter the Index, and the Fund’s portfolio when they have a minimum average monthly trading volume of at least $10 million over the relevant six-month period.

The Fund will utilize a subsidiary (the “Subsidiary”) for purposes of investing in carbon credit futures. The Subsidiary is a corporation operating under Cayman Islands law that is wholly-owned and controlled by the Fund. The Subsidiary is advised by the Adviser. The Fund may invest up to 25% of its assets in the Subsidiary. The Subsidiary has the same investment objective as the Fund and will follow the same investment policies and restrictions as the Fund. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary, and references to the Fund include the Subsidiary.

What is a “cap and trade” regime?
In a “cap and trade” regime, a limit (“cap”) is typically set by a regulator, such as a government entity or supranational organization, on the total amount of specific greenhouse gases, such as CO
2
, that can be emitted by regulated entities, such as manufacturers or energy producers. The regulator then issues or sells “emission allowances” to regulated entities which may then buy or sell (“trade”) the emission allowances on the open market. To the extent that the regulator may then reduce the cap on emission allowances, regulated entities are thereby incentivized to reduce their emissions; otherwise they must purchase emission allowances on the open market, where the price of such allowances will likely be increasing as a result of demand, and regulated entities that reduce their emissions will be able to sell unneeded emission allowances for profit. Commodity futures contracts linked to the value of emission allowances are known as “carbon credit futures”.

Although the Fund will generally seek to obtain exposure to the same carbon credit futures that are in the Index, the Fund and the Subsidiary will be actively managed and may not replicate the Index. For example, the Fund may invest in carbon credit futures whose values are linked to the same cap and trade regimes as those included in the Index, but have different maturity dates (i.e., not one of the next two Decembers), or the Fund may weight the carbon credit futures in the Index differently than the Index.

The Fund may also invest in other instruments that are consistent with its investment objective. For example, the Fund may invest in emission allowances issued under a cap and trade regime, futures contracts that are not carbon credit futures, options on futures contracts, swap contracts, and other investment companies and notes, which may or may not be exchange-traded. The debt instruments in which the Fund intends to invest indirectly, through short-term bond funds and exchange-traded funds (“ETFs”), include government securities and corporate or other non-government fixed-income securities with maturities of up to 12 months. The Fund may also invest in cash and cash equivalents, including money market funds and repurchase agreements.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures and swaps above CFTC Rule 4.5 limits, it will be considered a “commodity pool” under the Commodity Exchange Act upon commencement of operations.

The Fund is non-diversified. To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry (using the notional value of any futures in which it invests).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

Cap and Trade Risk.
 There is no assurance that cap and trade regimes will continue to exist. Cap and trade may not prove to be an effective method of reduction in GHG emissions. As a result or due to other factors, cap and trade regimes may be terminated or may not be renewed upon their expiration. New technologies may arise that may diminish or eliminate the need for cap and trade markets. Ultimately, the cost of emissions credits is determined by the cost of actually reducing emissions levels. If the price of credits becomes too high, it will be more economical for companies to develop or invest in green technologies, thereby suppressing the demand for credits and adversely affecting the price of the Fund.

Cap and trade regimes set emission limits (i.e., the right to emit a certain quantity of GHG emissions), which can be allocated or auctioned to the parties regulated under the regime up to the total emissions cap. This allocation may be larger or smaller than is needed for a stable price of credits and can lead to large price volatility, which could affect the value of the Fund. Depending upon the industries covered under each cap and trade mechanism represented in the Index, unpredictable demand for their products and services can affect the value of GHG emissions credits. For example, very mild winters or very cool summers can decrease demand for electric utilities and therefore require fewer carbon credits to offset reduced production and GHG emissions.

Regulatory Risk.
 The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

Regulatory risk related to changes in regulation and enforcement of cap and trade regimes could also adversely affect market behavior. If fines or other penalties for non-compliance are not enforced, incentives to purchase GHG credits will deteriorate, which could result in a decline in the price of emissions credits and a drop in the value of the Fund. In addition, as cap and trade markets develop, new regulation with respect to these markets may arise, which could have a negative effect on the value and liquidity of the cap and trade markets and the Fund.

Subsidiary Investment Risk.
 By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Derivatives Risk.
The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

Futures Strategy Risk.
 The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

As a futures contract the Fund owns approaches its settlement date, the Fund may sell that futures contract and reinvest the proceeds in a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may incur a cost to “roll” the contract. In a commodity futures market where current month expiring contracts trade at a lower price than next month’s contract, a situation referred to as “contango,” then, absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.

Commodity-Linked Derivatives Risk.
 The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

Commodity Pool Registration Risk.
 Under amended regulations promulgated by the CFTC, the Fund and the Subsidiary will be considered commodity pools upon commencement of operations, and therefore each will be subject to regulation under the Commodity Exchange Act and CFTC rules. Krane will register as a commodity pool operator and will manage the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Commodity pools are subject to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund and the Subsidiary. Additionally, positions in futures and other contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Geographic Focus Risk.
 The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

European Union Risk.
 Recently, new concerns have emerged in regard to the economic and political stability of the European Union. These concerns have led to downward pressure on the earnings of certain European issuers and on European financial markets. Secessionist movements in various member countries to leave the European Union may have an adverse effect on the economies of those member countries and on the European Union as a whole. The economies of the European Union are dependent to a significant extent on those of certain key trading partners, including China, the United States, and other European countries. A reduction in spending on products and services exported from the European Union, or volatility in the financial markets of member countries, may have an adverse impact on the broader European Union economy and could adversely affect the Fund.

Fixed Income Securities Risk.
Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

Foreign Investments Risk.
 Investments in non-U.S. instruments may involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Concentration Risk.
 The Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. As of the date of this prospectus, the Index was concentrated in carbon credit futures. The prices and performance of carbon credit futures may be particularly affected by developments in the following sector:

Energy Sector Risk.
 Investments in, and/or exposure to, the energy sector, which includes energy commodities such as oil, gasoline, and carbon credits, may be highly volatile and can change quickly and unpredictably due to a number of factors, including the legislative or regulatory changes, adverse market conditions, increased competition affecting the energy sector, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the value of energy commodities may fluctuate widely due to changes in supply and demand.

The energy sector is typically cyclical and highly dependent upon commodities and energy prices. Issuers in this sector are usually subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these issuers’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities.

Currency Risk.
The Fund’s assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (
i.e.
, cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance.

Non-Diversified Fund Risk.
 The Fund is non-diversified and may concentrate its investments to a greater extent than a diversified fund. Changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

ETF Risk
. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.
The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk.
Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk
. To the extent the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and the prices at which the underlying securities are valued for purposes of the Fund’s NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV greater than those incurred by other ETFs. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Premium/Discount Risk.
 There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk.
 Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Liquidity Risk.
 The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Management Risk.
 The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Risk.
The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions.

High Portfolio Turnover Risk.
The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Valuation Risk.
 Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Tax Risk.
 In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

The Fund intends to treat its income from the Subsidiary as qualifying income. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

U.S. Government Obligations Risk.
 Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

Investments in Investment Companies Risk.
 The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by Krane. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Krane is subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane and/or its affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the U.S. law.

Cash and Cash Equivalents Risk.
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may concentrate its investments to a greater extent than a diversified fund. Changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kraneshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
KraneShares Global Carbon ETF | KraneShares Global Carbon ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	$ 966

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.